ASSET ACQUISITIONS (Details Narrative) - USD ($)			11 Months Ended
	Dec. 29, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Business Combination [Line Items]
Accrued interest			$ 331,259	$ 501,402
Construction in progress			12,887,415	$ 12,887,415
Capitalized expenses			35,000
Biodiesel Plant [Member] | NORTH CAROLINA
Business Combination [Line Items]
Construction in progress			4,280,207
Biodiesel Plant [Member] | FLORIDA
Business Combination [Line Items]
Construction in progress			$ 8,572,208
Southeast Renewables LLC [Member] | Convertible Promissory Note [Member]
Business Combination [Line Items]
Principal amount		$ 23,000,000
Maturity date		Oct. 31, 2024
Southeast Renewables LLC [Member] | Southeast Renewables Convertible Note [Member]
Business Combination [Line Items]
Principal amount	$ 23,000,000
Accrued interest	$ 297,425
Southeast Renewables LLC [Member] | Common Stock [Member] | Southeast Renewables Convertible Note [Member]
Business Combination [Line Items]
Company issued in shares	2,329,743
Southeast Renewables LLC [Member] | Asset Purchase Agreement [Member] | Common Stock [Member]
Business Combination [Line Items]
Company issued in shares		7,700,000
Good Steward Biofuels FLLLC [Member] | Asset Purchase Agreement [Member] | Common Stock [Member]
Business Combination [Line Items]
Company issued in shares		9,800,000